191 Peachtree Street Suite 3300 Atlanta, GA 30303

February 26, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Post Effective Amendment No. 4 to the Registration Statement on Form N-1A filed December 8, 2009 for the Presidio Global Multi-Strategy Fund (the “Fund”), a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298) (“Amendment”)

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), below please find the Trust’s responses to the oral comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, regarding the Amendment provided in a telephone conversation on February 4, 2010.  Per Mr. Rupert’s request, his comments and the Trust’s responses to the comments are provided below.   We have also enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, Post-Effective Amendment No. 7 to the Registration Statement of the Trust (“PEA No. 7”).  PEA No. 7 incorporates the Trust’s responses to Mr. Rupert’s comments.

I.           General

1.           Comment: You noted that portions of the Amendment are incomplete and that the many exhibits have been omitted.

Response:  As of the date of the Amendment, the Trust had not yet held an organization board of trustees meeting for the Fund; however, the meeting has subsequently been held, and the missing or omitted portions of the Amendment are complete in the attached PEA No. 7.

2.           Comment:  You requested an update regarding the status of the registration of the Advisor with the SEC.

Response:  The Advisor is currently registered with the SEC.

II.           Prospectus

3.           Comment:  You requested that, due to the word “global” being in the Fund’s name, in the section “The Fund – Principal Investment Strategy”, the Fund provide a statement describing at least three countries in which the Fund will invest and stating that the Fund will invest at least 40% of its assets in companies “outside the U.S.” including a definition of “outside the U.S.”.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Response:  The Fund has removed the word “global” from the name of the Fund.

4.           Comment:  You requested that, in the section “The Fund – Principal Investment Strategy – Portfolio Turnover”, the Funds consider removing the last sentence regarding the investment of new inflows temporarily increasing the portfolio turnover of the Fund.

Response:  The Fund has removed the last sentence in the section “The Fund – Principal Investment Strategy – Portfolio Turnover” in the Prospectus.

5.           Comment: You requested that, in the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund – Sector Risk”, the Fund add a statement that the Fund will not be concentrated in any industry or group of industries.

Response:  The Fund has added the following statement (in red) to the end of the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund – Sector Risk” in the Prospectus:

“The sectors in which the Fund may invest in more heavily will vary; however, the Fund will not invest more than 25% of  its assets in any one industry or group of industries.”

6.           Comment: You requested that, in the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund – Leverage Risk”, the Fund add a statement that the use of leverage will make the Fund’s NAV more volatile.

Response:  The Fund has modified (in red) the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund – Leverage Risk” in the Prospectus as follows:

“Leverage Risk. Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make the Fund’s net asset value more volatile.  The leveraged investment techniques that the Fund employs will likely cause investors to lose more money in adverse environments.”

7.           Comment: You requested that, in the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund”, the Fund add any country or region specific risks needed after specifying the countries or regions in which the Fund may invest per comment #2 above.

Response:  The Fund removed the word “global” from its name, so it did not add any additional risks to the section “The Fund – Investment Strategy – Principal Risks of Investing in the Fund” in the Prospectus.

           8.           Comment: You requested that, in the section “Fees and Expenses of the Fund”, the Fund replace the parenthetical in the headings of the fee table to reflect those required in the new Form N-1A that went into effect January 1, 2010.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Response:  The Fund has made the change requested to the fee table in the Prospectus.

9.           Comment: You requested that, in the section “Management of the Fund – Advisor Compensation”, the Fund modify the statement regarding the Advisor’s fee to clarify the annualized fee amount.

Response:  The Fund has modified (in red) the section “Management of the Fund – Advisor Compensation” in the Prospectus to read:

“Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.00%.”

10.           Comment: You requested that, in the section “Management of the Fund – Portfolio Managers”,  the Fund provide more information regarding what the portfolio managers have done while employed by the Advisor.

Response:  The Fund has modified (in red) the section  “Management of the Fund – Portfolio Managers” in the Prospectus as follows:

“Portfolio Managers.  The Fund’s portfolio will be managed on a day-to-day basis by Matthew R. Lee and C. Thanh Nguyen, CFA.

Mr. Lee is the founder and Chief Executive Officer of the Advisor.  Since founding the Advisor in 2006, Mr. Lee has acted as a portfolio manager for separate accounts and a private fund.  From 2004-2006, Mr. Lee was a Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) and a member of its Private Wealth Management Group, which managed over $1 billion in assets.  From 2003-2004, Mr. Lee was an associate at Bank of America Investments, Inc. Mr. Lee currently serves on the Board of Trustees for The Governor’s Academy – the oldest boarding school in the nation. He is a California native and resident who graduated from Santa Clara University with a BS in Finance.

Mr. Nguyen is the Chief Investment Officer of the Advisor.  Since joining the Advisor in 2006, Mr. Nguyen has acted as a portfolio manager for separate accounts and a private fund. From 1999-2006, Mr. Nguyen worked for Goldman Sachs & Co., where he managed institutional and high net worth client assets.  Mr. Nguyen received his BS in Finance from Santa Clara University and currently resides with his family in California.

The Fund’s SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.”

11.           Comment: You requested that, in the third paragraph of the section “Purchase and Redemption Price – Determining the Fund’s Net Asset Value”, the Fund add a statement to the effect that the Trustees are responsible for any fair valuing the Fund’s securities and monitors and evaluates the fair value policy regularly.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Response:  The Fund has modified (in red) the last sentence of the third paragraph of the section “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Prospectus as follows:

“The Trustees are responsible for the fair valuation of the Fund’s securities and regularly monitor and evaluate the Fund’s use of fair value pricing, and review the results of any fair valuation under the Fund’s policies.”

III.           Statement of Additional Information

12.           Comment:  You requested that, in the section “Other Investment Policies”, that the Fund add a new section that states that all applicable investments will comply with the SEC’s no-action letters and SEC Release 10666 regarding covering positions.

Response:  The Fund has added the following new section to the section “Other Investment Policies” in the Statement of Additional Information (“SAI”):

“Asset Coverage for Certain of the Fund’s Investments.  To the extent that the Fund invests in options, futures, other derivatives, or similar investments or engages in short sales, the Fund will comply with the applicable asset segregation requirements of no-action letters issued by the SEC and SEC Release 10666.”

13.           Comment: You requested that the Fund add a statement to fundamental restriction #10 of the section “Investment Limitations – Fundamental Restrictions” to clarify that the Fund will not concentrate its investments.

Response:  The Fund has modified (in red) fundamental restriction #10 in the section “Investment Limitations – Fundamental Restrictions” in the SAI to clarify that the Fund will not concentrate its investments:

“(10)           The Fund will not concentrate its investments. The Fund’s concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Fund’s total assets.

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Please contact Tanya L. Goins at (404) 529-8308 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins